Retirement and Postretirement Benefits Other than Pension Plans (Tables)	6 Months Ended
Jun. 30, 2013
Pension Plans, Defined Benefit [Member]
Net Periodic Pension and Postretirement Benefit Expense

Net periodic pension expense reflected in the accompanying condensed consolidated statements of operations included the following components for the respective periods (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest cost	$947	$1,087	$1,940	$2,174
Expected return on plan assets	(1,283)	(1,173)	(2,574)	(2,346)
Recognized net actuarial loss	262	1,170	580	2,340
Net settlement loss	1,290	—	1,290	—

Total net periodic pension expense	$1,216	$1,084	$1,236	$2,168

Other Postretirement Benefit Plans, Defined Benefit [Member]
Net Periodic Pension and Postretirement Benefit Expense

Net postretirement benefit expense reflected in the accompanying condensed consolidated statements of operations included the following components for the respective periods (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Service cost	$—	$15	$—	$29
Interest cost	33	253	97	507
Amortization of net actuarial loss	142	176	238	352
Amortization of prior service credit	(380)	(131)	(665)	(261)

Total net postretirement benefit expense	$(205)	$313	$(330)	$627